Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR (A)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO (B)($)(1)	COMPENSATION ACTUALLY PAID TO PEO (C)($)(1)(6)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS (D)($)(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS (E)($)(2)(6)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (H)($mm)	ADJUSTED NON-GAAP EARNINGS BEFORE TAXES (I)($mm)(5)
					TOTAL SHAREHOLDER RETURN (F)($)(3)	PEER GROUP TOTAL SHAREHOLDER RETURN (G)($)(4)
2025	$15,103,545	$9,558,359	$9,440,590	$7,009,579	$350	$180	$849	$1,561
2024	$12,916,771	$36,086,981	$6,127,483	$19,131,329	$640	$211	$1,165	$1,550
2023	$13,575,226	$23,065,140	$6,696,899	$14,707,587	$407	$179	$1,047	$1,433
2022	$8,434,366	$12,575,614	$4,323,685	$8,230,092	$320	$155	$1,043	$1,447
2021	$9,566,004	$32,721,261	$4,122,786	$28,328,226	$281	$161	$1,520	$2,025

Company Selected Measure Name	Adjusted Non-GAAP EBT
Named Executive Officers, Footnote	Reflects total compensation as shown in the Summary Compensation Table for Lauren R. Hobart, who served as our President & Chief Executive Officer (PEO) in 2021, 2022, 2023, 2024, and 2025.
Peer Group Issuers, Footnote	Represents the cumulative TSR of the S&P 500 Specialty Retail Index for the relevant measuring period, assuming $100 was invested in the S&P 500 Specialty Retail Index at the beginning of the measurement period and that all dividends were reinvested.
Adjustment To PEO Compensation, Footnote	SEC rules require that certain adjustments, both deductions and additions, be made to the Summary Compensation Table totals to determine “compensation actually paid” (“CAP”) as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is required by SEC rules to be calculated as Summary Compensation Table total compensation with the following required adjustments:

YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCTIONS FROM SUMMARY COMPENSATION TABLE TOTAL PAY ($)(1)	ADDITIONS TO SUMMARY COMPENSATION TABLE TOTAL PAY ($)(3)	COMPENSATION ACTUALLY PAID ($)
Lauren R. Hobart(2), President & Chief Executive Officer (PEO)
2025	$15,103,545	$(11,000,166)	$5,454,980	$9,558,359
2024	$12,916,771	$(7,500,202)	$30,670,412	$36,086,981
2023	$13,575,226	$(9,750,307)	$19,240,221	$23,065,140
2022	$8,434,366	$(5,000,142)	$9,141,390	$12,575,614
2021	$9,566,004	$(5,000,035)	$28,155,292	$32,721,261
Average for other Named Executive Officers indicated above
2025	$9,440,590	$(7,062,710)	$4,631,699	$7,009,579
2024	$6,127,483	$(3,456,441)	$16,460,287	$19,131,329
2023	$6,696,899	$(4,712,715)	$12,723,403	$14,707,587
2022	$4,323,685	$(2,687,610)	$6,594,017	$8,230,092
2021	$4,122,786	$(1,680,094)	$25,885,534	$28,328,226
(1)Reflects the grant date fair values as reported under the “Options Awards” and “Stock Awards” columns of the Summary Compensation Table from the applicable year.
(2)Lauren R. Hobart served as President & Chief Executive Officer, and therefore PEO, in 2021, 2022, 2023, 2024, and 2025.
(3)The following table sets forth additional adjustments made during each year represented in the Pay Versus Performance Table to arrive at the referenced CAP for the individuals listed therein.

YEAR	YEAR END FAIR VALUE OF CURRENT YEAR EQUITY AWARDS ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)(3)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE SAME YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEAR THAT VESTED IN THE YEAR ($)(3)	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)(2)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
Lauren R. Hobart(1), President & Chief Executive Officer (PEO)
2025	$12,266,852	$(3,707,989)	—	$(3,823,227)	—	$719,344	$5,454,980
2024	$10,967,587	$10,536,643	—	$7,861,691	—	$1,304,491	$30,670,412
2023	$10,854,673	$5,471,001	—	$2,090,979	—	$823,568	$19,240,221
2022	$6,229,451	$3,536,215	—	$(1,601,641)	—	$977,365	$9,141,390
2021	$10,709,359	$16,205,968	—	$1,155,803	—	$84,162	$28,155,292
Average for other Named Executive Officers indicated above
2025	$7,875,894	$(1,700,358)	—	$(1,906,063)	—	$362,226	$4,631,699
2024	$4,929,823	$5,145,259	—	$5,969,595	—	$415,610	$16,460,287
2023	$5,227,077	$3,378,662	—	$2,813,739	—	$1,303,925	$12,723,403
2022	$2,959,021	$4,391,754	—	$(1,407,544)	—	$650,786	$6,594,017
2021	$3,367,199	$20,904,721	—	$1,519,563	—	$94,051	$25,885,534
(1)Lauren R. Hobart was named President & Chief Executive Officer and therefore PEO in 2021, 2022, 2023, 2024 and 2025.
(2)Represents dividends paid on equity awards vesting during the period, which were accrued during the vesting period of the award.
(3)Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.

Non-PEO NEO Average Total Compensation Amount	$ 9,440,590	$ 6,127,483	$ 6,696,899	$ 4,323,685	$ 4,122,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,009,579	19,131,329	14,707,587	8,230,092	28,328,226
Adjustment to Non-PEO NEO Compensation Footnote	Reflects averaged total compensation for: Navdeep Gupta, Lee J. Belitsky, Edward W. Stack, Donald J. Germano, and Vlad Rak in 2021; and Navdeep Gupta, Edward W. Stack, Raymond A. Sliva, and Vlad Rak in 2022, 2023, 2024, and 2025 as shown in the Summary Compensation Table for each respective year. SEC rules require that certain adjustments, both deductions and additions, be made to the Summary Compensation Table totals to determine “compensation actually paid” (“CAP”) as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is required by SEC rules to be calculated as Summary Compensation Table total compensation with the following required adjustments:

YEAR	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCTIONS FROM SUMMARY COMPENSATION TABLE TOTAL PAY ($)(1)	ADDITIONS TO SUMMARY COMPENSATION TABLE TOTAL PAY ($)(3)	COMPENSATION ACTUALLY PAID ($)
Lauren R. Hobart(2), President & Chief Executive Officer (PEO)
2025	$15,103,545	$(11,000,166)	$5,454,980	$9,558,359
2024	$12,916,771	$(7,500,202)	$30,670,412	$36,086,981
2023	$13,575,226	$(9,750,307)	$19,240,221	$23,065,140
2022	$8,434,366	$(5,000,142)	$9,141,390	$12,575,614
2021	$9,566,004	$(5,000,035)	$28,155,292	$32,721,261
Average for other Named Executive Officers indicated above
2025	$9,440,590	$(7,062,710)	$4,631,699	$7,009,579
2024	$6,127,483	$(3,456,441)	$16,460,287	$19,131,329
2023	$6,696,899	$(4,712,715)	$12,723,403	$14,707,587
2022	$4,323,685	$(2,687,610)	$6,594,017	$8,230,092
2021	$4,122,786	$(1,680,094)	$25,885,534	$28,328,226
(1)Reflects the grant date fair values as reported under the “Options Awards” and “Stock Awards” columns of the Summary Compensation Table from the applicable year.
(2)Lauren R. Hobart served as President & Chief Executive Officer, and therefore PEO, in 2021, 2022, 2023, 2024, and 2025.
(3)The following table sets forth additional adjustments made during each year represented in the Pay Versus Performance Table to arrive at the referenced CAP for the individuals listed therein.

YEAR	YEAR END FAIR VALUE OF CURRENT YEAR EQUITY AWARDS ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)(3)	FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE SAME YEAR ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEAR THAT VESTED IN THE YEAR ($)(3)	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE OR TOTAL COMPENSATION ($)(2)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
Lauren R. Hobart(1), President & Chief Executive Officer (PEO)
2025	$12,266,852	$(3,707,989)	—	$(3,823,227)	—	$719,344	$5,454,980
2024	$10,967,587	$10,536,643	—	$7,861,691	—	$1,304,491	$30,670,412
2023	$10,854,673	$5,471,001	—	$2,090,979	—	$823,568	$19,240,221
2022	$6,229,451	$3,536,215	—	$(1,601,641)	—	$977,365	$9,141,390
2021	$10,709,359	$16,205,968	—	$1,155,803	—	$84,162	$28,155,292
Average for other Named Executive Officers indicated above
2025	$7,875,894	$(1,700,358)	—	$(1,906,063)	—	$362,226	$4,631,699
2024	$4,929,823	$5,145,259	—	$5,969,595	—	$415,610	$16,460,287
2023	$5,227,077	$3,378,662	—	$2,813,739	—	$1,303,925	$12,723,403
2022	$2,959,021	$4,391,754	—	$(1,407,544)	—	$650,786	$6,594,017
2021	$3,367,199	$20,904,721	—	$1,519,563	—	$94,051	$25,885,534
(1)Lauren R. Hobart was named President & Chief Executive Officer and therefore PEO in 2021, 2022, 2023, 2024 and 2025.
(2)Represents dividends paid on equity awards vesting during the period, which were accrued during the vesting period of the award.
(3)Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used for grant date fair value purposes.

Total Shareholder Return Vs Peer Group	COMPENSATION ACTUALLY PAID VERSUS TSR 2021 - 2025
Tabular List, Table
The following table lists the measures we believe are most important in linking compensation actually paid to company performance during 2025.

Adjusted Non-GAAP EBT

Adjusted Net Sales

External Merchandise Margin

eCommerce Comp Sales Growth

Total Shareholder Return Amount	$ 350	640	407	320	281
Peer Group Total Shareholder Return Amount	180	211	179	155	161
Net Income (Loss)	$ 849,000,000	$ 1,165,000,000	$ 1,047,000,000	$ 1,043,000,000	$ 1,520,000,000
Company Selected Measure Amount	1,561,000,000	1,550,000,000	1,433,000,000	1,447,000,000	2,025,000,000
PEO Name	Lauren R. Hobart	Lauren R. Hobart	Lauren R. Hobart	Lauren R. Hobart
Additional 402(v) Disclosure	Represents the cumulative total shareholder return (“TSR”) of the Company from the end of the 2021, 2022, 2023, 2024, and 2025 fiscal periods, assuming $100 was invested in the Company’s common stock at the beginning of the measurement period and that all dividends were reinvested.
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	COMPENSATION ACTUALLY PAID VERSUS NET INCOME AND ADJUSTED NON-GAAP EBT 2021 - 2025
Name	Adjusted Non-GAAP EBT
Non-GAAP Measure Description	The company selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP (as defined below) to our NEOs for fiscal 2025 to our Company’s performance, is adjusted consolidated earnings before taxes, referred to as Adjusted Non-GAAP EBT, a Non-GAAP financial measure. See Appendix A for the GAAP to non-GAAP reconciliations and related information.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	External Merchandise Margin
Measure:: 4
Pay vs Performance Disclosure
Name	eCommerce Comp Sales Growth
Lauren R. Hobart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,103,545	$ 12,916,771	$ 13,575,226	$ 8,434,366	$ 9,566,004
PEO Actually Paid Compensation Amount	9,558,359	36,086,981	23,065,140	12,575,614	32,721,261
PEO | Lauren R. Hobart [Member] | Adjustment to Compensation Amount, Deductions Under Options Awards and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,000,166)	(7,500,202)	(9,750,307)	(5,000,142)	(5,000,035)
PEO | Lauren R. Hobart [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,454,980	30,670,412	19,240,221	9,141,390	28,155,292
PEO | Lauren R. Hobart [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	12,266,852	10,967,587	10,854,673	6,229,451	10,709,359
PEO | Lauren R. Hobart [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(3,707,989)	10,536,643	5,471,001	3,536,215	16,205,968
PEO | Lauren R. Hobart [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Lauren R. Hobart [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(3,823,227)	7,861,691	2,090,979	(1,601,641)	1,155,803
PEO | Lauren R. Hobart [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Lauren R. Hobart [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	719,344	1,304,491	823,568	977,365	84,162
Non-PEO NEO | Adjustment to Compensation Amount, Deductions Under Options Awards and Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,062,710)	(3,456,441)	(4,712,715)	(2,687,610)	(1,680,094)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,631,699	16,460,287	12,723,403	6,594,017	25,885,534
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	7,875,894	4,929,823	5,227,077	2,959,021	3,367,199
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(1,700,358)	5,145,259	3,378,662	4,391,754	20,904,721
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(1,906,063)	5,969,595	2,813,739	(1,407,544)	1,519,563
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 362,226	$ 415,610	$ 1,303,925	$ 650,786	$ 94,051